Supplement to the
Fidelity® Advisor Emerging Asia Fund
Class A, Class T, Class B, and Class C
December 30, 2003
Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 14 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

The following information replaces similar information found in the "Fund Management" section on page 27.

Kevin Chang is manager of Advisor Emerging Asia Fund, which he has managed since September 2004. Since joining Fidelity Investments in 1995, Mr. Chang has worked as a research analyst and manager.

AEA-04-03 September 28, 2004
1.725513.118

Supplement to the
Fidelity® Advisor Emerging Asia Fund
Institutional Class
December 30, 2003
Prospectus

The following information replaces similar information found in the "Fund Management" section on page 24.

Kevin Chang is manager of Advisor Emerging Asia Fund, which he has managed since September 2004. Since joining Fidelity Investments in 1995, Mr. Chang has worked as a research analyst and manager.

AEAI-04-02 September 28, 2004
1.725514.112